Share-based compensation (Details 2) (Service-based share options)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation plan disclosures
Risk-free interest rates (as a percent)	1.16%		0.47%
Expected life	3 years 7 months 13 days		3 years 7 months 21 days
Expected dividend yield (as a percent)	1.67%	3.78%	3.64%
Expected volatility (as a percent)	55.30%		62.61%
Minimum
Share-based compensation plan disclosures
Risk-free interest rates (as a percent)		0.56%
Expected life		3 years 7 months 17 days
Expected volatility (as a percent)		57.11%
Maximum
Share-based compensation plan disclosures
Risk-free interest rates (as a percent)		0.66%
Expected life		3 years 7 months 21 days
Expected volatility (as a percent)		57.71%